Loans, allowance for loan losses and credit quality (Details 4) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 941	SFr 976	SFr 1,032	SFr 1,137
Restructured loans	253	243	171	83
Potential problem loans	376	204	187	252
Total other impaired loans	629	447	358	335
Gross impaired loans	1,570	1,423	1,390	1,472
Non-interest-earning loans	224	275	279	286
Non-performing loans	717	SFr 701	753	SFr 851
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	96		80
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	465		496
Restructured loans	249		167
Potential problem loans	206		145
Total other impaired loans	455		312
Gross impaired loans	920		808
Non-interest-earning loans	148		168
Non-performing loans	317		328
Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	62		66
Restructured loans	0		0
Potential problem loans	4		9
Total other impaired loans	4		9
Gross impaired loans	66		75
Non-interest-earning loans	19		16
Non-performing loans	43		50
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	305		306
Restructured loans	221		167
Potential problem loans	197		133
Total other impaired loans	418		300
Gross impaired loans	723		606
Non-interest-earning loans	89		116
Non-performing loans	216		190
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	98		124
Restructured loans	28		0
Potential problem loans	5		3
Total other impaired loans	33		3
Gross impaired loans	131		127
Non-interest-earning loans	40		36
Non-performing loans	58		88
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	476		536
Restructured loans	4		4
Potential problem loans	170		42
Total other impaired loans	174		46
Gross impaired loans	650		582
Non-interest-earning loans	76		111
Non-performing loans	400		425
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	195		208
Restructured loans	4		4
Potential problem loans	48		39
Total other impaired loans	52		43
Gross impaired loans	247		251
Non-interest-earning loans	27		19
Non-performing loans	168		189
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	50		86
Restructured loans	0		0
Potential problem loans	121		2
Total other impaired loans	121		2
Gross impaired loans	171		88
Non-interest-earning loans	27		75
Non-performing loans	23		11
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	231		242
Restructured loans	0		0
Potential problem loans	1		1
Total other impaired loans	1		1
Gross impaired loans	232		243
Non-interest-earning loans	22		17
Non-performing loans	SFr 209		SFr 225